Members' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Members' Equity Notes Disclosure [Text Block]
7.	Members’ Equity
Each Member has the right, upon at least ninety days’ prior written notice, to withdraw all or part of its capital twenty-four months after the date of their initial investment. Distributions of the Company’s net profits are made monthly unless the Member chooses to re-invest their distributions. Pursuant to the Company’s Operating Agreement, if the Company does not receive a written request for a return of equity within the first twenty-four (24) months, the withdrawing member automatically renews for another twenty-four (24) month period, and so forth on a rolling twenty-four (24) month basis. The Company uses is best efforts to honor requests for return of equity, however, the Company has the ability, at its discretion, to refuse redemption requests if they are deemed to be detrimental to the Company. Additionally, the Company, at its discretion, may charge a 2.5% redemption fee to the withdrawing partner.